                           JPMORGAN U.S. EQUITY FUNDS

                          JPMORGAN SMALL CAP CORE FUND
                               SELECT CLASS SHARES

                        JPMORGAN U.S. SMALL COMPANY FUND
                                ALL SHARE CLASSES

                                 (EACH A "FUND")

                         SUPPLEMENT DATED APRIL 4, 2005
                   TO THE PROSPECTUSES DATED FEBRUARY 19, 2005


         As of the close of business on February 28, 2005, the Fund is being publicly offered on a limited basis. Investors are not be eligible to purchase shares of the Fund except as described below:

     -- Shareholders of record as of February 28, 2005, are able to continue to purchase additional shares of the Fund either through JPMorgan Funds Services or a Financial Intermediary (as defined in the prospectus) and may continue to reinvest dividends or capital gains distributions from shares owned in the Fund;

     -- Shareholders of record as of February 28, 2005 are able to add to their accounts through exchanges from other JPMorgan Funds for shares of the Fund;

     -- Group employer retirement plans including 401(k), 403(b) and 457 plans (and their successor plans) offering the Fund as of February 28, 2005 may open new participant accounts in the Fund and purchase additional shares in existing participant accounts. Group employer retirement plans including 401(k), 403(b) and 457 plans (and their successor plans) offering the Fund that are not funded as of February 28, 2005 may also open new participant accounts in the Fund if the Fund received notice of the group employer retirement plan's intention to offer the Fund to its participants prior to February 28, 2005; or

     -- Wrap program sponsors may open new participant accounts in the Fund and purchase additional shares in existing participant accounts, provided the wrap program sponsor established account(s) with the Fund that are part of a wrap program prior to February 28, 2005. Other Financial Intermediaries which have selected and offered the Fund as part of an asset allocation model used for client accounts for which such Financial Intermediary has investment discretion may also open new client accounts in the Fund and purchase additional shares in existing client accounts, provided such Financial Intermediary established account(s) with the Fund as part of such Financial Intermediary's asset allocation model prior to February 28, 2005.

After February 28, 2005, if all shares of the Fund in an existing shareholder's account are voluntarily redeemed or involuntarily redeemed (due to instances when a shareholder does not meet aggregate account balance minimums, as described in the prospectus), then the shareholder's account will be closed. Such former Fund shareholders will not be able to buy additional Fund shares nor reopen their accounts in the Fund. The foregoing restriction, however, does not apply to participants in eligible employer retirement plans described above.

If after February 28, 2005, the Fund receives a purchase order directly from an investor who is not eligible to purchase shares of the Fund, JPMorgan Funds Services will attempt to contact the investor to determine whether he or she would like to purchase shares of another Fund or would prefer that the investment be refunded. If JPMorgan Funds Services cannot contact the investor within 30 days, the entire investment will be refunded.

The Fund reserves the right to change these policies at any time.

                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE

                                                                 SUP-SCCUSSC-405
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                         JPMORGAN U.S. EQUITY FUNDS

                        JPMORGAN MID CAP VALUE FUND
                             (ALL SHARE CLASSES)

                        SUPPLEMENT DATED APRIL 4, 2005
                 TO THE PROSPECTUSES DATED FEBRUARY 19, 2005

     As of the close of business on March 31, 2005, the Fund is being publicly offered on a limited basis. Investors are not eligible to purchase shares of the Fund except as described below:

     - Shareholders of record as of March 31, 2005, are able to continue to purchase additional shares of the Fund either through JPMorgan Funds Services or a Financial Intermediary (as defined in the prospectus) and may continue to reinvest dividends or capital gains distributions from shares owned in the Fund;

     - Shareholders of record as of March 31, 2005 are able to add to their accounts through exchanges from other JPMorgan Funds for shares of the Fund;

     - Group employer retirement plans including 401(k), 403(b) and 457 plans (and their successor plans) offering the Fund as of March 31, 2005 may open new participant accounts in the Fund and purchase additional shares in existing participant accounts. Group employer retirement plans including 401(k), 403(b) and 457 plans (and their successor plans) offering the Fund that are not funded as of March 31, 2005 may also open new participant accounts in the Fund if the Fund received notice of the group employer retirement plan's intention to offer the Fund to its participants prior to March 31, 2005; or

     - Wrap program sponsors may open new participant accounts in the Fund and purchase additional shares in existing participant accounts, provided the wrap program sponsor established account(s) with the Fund that are part of a wrap program prior to March 31, 2005. Other Financial Intermediaries which have selected and offered the Fund as part of an asset allocation model used for client accounts for which such Financial Intermediary has investment discretion may also open new client accounts in the Fund and purchase additional shares in existing client accounts, provided such Financial Intermediary established account(s) with the Fund as part of such Financial Intermediary's asset allocation model prior to March 31, 2005.

After March 31, 2005, if all shares of the Fund in an existing shareholder's account are voluntarily redeemed or involuntarily redeemed (due to instances when a shareholder does not meet aggregate account balance minimums or when participants in Systematic Investment Plans do not meet minimum investment requirements, as described in the prospectus), then the shareholder's account will be closed. Such former Fund shareholders will not be able to buy additional Fund shares nor reopen their accounts in the Fund. The foregoing restrictions, however, do not apply to participants in eligible employer retirement plans.

If after March 31, 2005, the Fund receives a purchase order directly from an investor who is not eligible to purchase shares of the Fund, JPMorgan Funds Services will attempt to contact the investor to determine whether he or she would like to purchase shares of another Fund or would prefer that the investment be refunded. If JPMorgan Funds Services cannot contact the investor within 30 days, the entire investment will be refunded.

The Fund reserves the right to change these policies at any time.

                 INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                 WITH THE PROSPECTUS FOR FUTURE REFERENCE

                                                                  SUP-MCV-405